CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Net revenues:
Total net revenues	¥ 103,152,489	$ 14,955,705	¥ 117,059,678	¥ 101,858,489
Cost of revenues (Including inventory write-down of RMB347,498, RMB554,850 and RMB35,346 for the years ended December 31, 2019, 2020 and 2021, respectively)	(81,536,409)	(11,821,668)	(93,953,121)	(80,573,181)
Gross profit	21,616,080	3,134,037	23,106,557	21,285,308
Operating expenses:
Fulfillment expenses (Including shipping and handling expenses of RMB4,632,552, RMB4,508,208 and RMB5,239,085 for the years ended December 31, 2019, 2020 and 2021, respectively)	(7,247,210)	(1,050,747)	(7,652,504)	(6,878,991)
Marketing expenses	(2,831,316)	(410,502)	(5,089,213)	(4,284,274)
Technology and content expenses	(1,605,422)	(232,764)	(1,517,307)	(1,221,264)
General and administrative expenses	(4,459,518)	(646,569)	(4,189,690)	(3,748,548)
Total operating expenses	(16,143,466)	(2,340,582)	(18,448,714)	(16,133,077)
Other operating income	724,832	105,091	924,579	707,855
Income from operations	6,197,446	898,546	5,582,422	5,860,086
Impairment loss of investments	(93,904)	(13,615)	(414,780)	(43,160)
Interest expenses	(24,258)	(3,517)	(14,461)	(67,357)
Interest income	764,018	110,772	671,461	449,017
Exchange (loss)/gain	687,871	99,732	(37,052)	(160,097)
Investment gain and revaluation of investments	546,031	79,167	85,685	980,868
Income before income taxes and share of income(loss) of equity method investees	8,077,204	1,171,085	5,873,275	7,019,357
Income tax expense	(1,758,810)	(255,003)	(1,222,704)	(1,130,016)
Share of income(loss) of equity method investees, net of tax of nil	(6,559)	(951)	42,303	30,015
Net income	6,311,835	915,131	4,692,874	5,919,356
Net income attributable to non-controlling interests	(13,019)	(1,888)	(11,801)	(12,399)
Net income attributable to Vipshop Holdings Limited's shareholders	¥ 6,298,816	$ 913,243	¥ 4,681,073	¥ 5,906,957
Weighted average number of Class A and Class B ordinary shares for computing earnings per Class A and Class B ordinary share:
- Basic (in shares)	127,235,048	127,235,048	136,175,112	135,077,790
- Diluted (in shares)	128,157,304	128,157,304	138,745,022	138,036,010
Net earnings per Class A and Class B ordinary share
- Basic (in dollars per share) | (per share)	¥ 49.51	$ 7.18	¥ 34.38	¥ 43.73
- Diluted (in dollars per share) | (per share)	¥ 49.15	$ 7.13	¥ 33.74	¥ 42.79
Net income	¥ 6,311,835	$ 915,131	¥ 4,692,874	¥ 5,919,356
Other comprehensive loss:
Changes in fair value of debt securities derived from the share of loss of an equity method investee	(8,733)	(1,266)	0	0
Foreign currency translation, net of tax of nil	(610,296)	(88,485)	(29,645)	(2,298)
Comprehensive income	5,692,806	825,380	4,663,229	5,917,058
Less: Comprehensive (loss) income attributable to non-controlling interests	13,019	1,888	11,801	12,399
Comprehensive income attributable to Vipshop Holdings Limited's shareholders	5,679,787	823,492	4,651,428	5,904,659
Product revenues
Net revenues:
Total net revenues	97,250,078	14,099,936	111,256,902	97,449,712
Other revenues
Net revenues:
Total net revenues	¥ 5,902,411	$ 855,769	¥ 5,802,776	¥ 4,408,777